Shareholder Fees - FidelityFlexConservativeIncomeBondFund-PRO	Oct. 30, 2024 USD ($)
FidelityFlexConservativeIncomeBondFund-PRO | Fidelity Flex Conservative Income Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none